Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-3

Collection Period	10/01/18-10/31/18
Determination Date	11/9/2018
Distribution Date	11/15/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$852,233,375.38
2.	Collections allocable to Principal		$27,614,654.80
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,751,336.92
5.	Pool Balance on the close of the last day of the related Collection Period		$822,867,383.66
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		61,135
7.	Initial Pool Balance		$1,375,000,017.71
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$165,819,479.40	$141,347,819.73
	c. Class A-2b Floating Rate Note Balance	$33,163,895.87	$28,269,563.82
	d. Class A-3 Note Balance	$427,000,000.00	$427,000,000.00
	e. Class A-4 Note Balance	$117,000,000.00	$117,000,000.00
	f. Class B Note Balance	$39,000,000.00	$39,000,000.00
	g. Class C Note Balance	$41,000,000.00	$41,000,000.00
	h. Class D Note Balance	$21,000,000.00	$21,000,000.00
	i. Note Balance (sum a - h)	$843,983,375.27	$814,617,383.55
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.4421853	0.3769275
	c. Class A-2b Floating Rate Note Pool Factor	0.4421853	0.3769275
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.6138061	0.5924490
10.	Overcollateralization Target Amount		$8,250,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,250,000.11
12.	Weighted Average Coupon		7.67%
13.	Weighted Average Original Term	months	66.34
14.	Weighted Average Remaining Term	months	47.51
15.	1-Month LIBOR for the interest period ending 11/14/2018		2.27950%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2018		2.45950%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,429,160.71
	b. Liquidation Proceeds allocable to Finance Charge		$275.35
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,429,436.06
18.	Principal:
	a. Collections allocable to Principal		$27,614,654.80
	b. Liquidation Proceeds allocable to Principal		$760,734.89
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$28,375,389.69
19.	Total Finance Charge and Principal Collections (17d + 18d)		$33,804,825.75
20.	Interest Income from Collection Account		$47,649.56
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$33,852,475.31

Available Funds
23.	Available Collections	$33,852,475.31
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$33,852,475.31
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$710,194.48
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$710,194.48
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$226,619.96
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$226,619.96
	i. Class A-2b Monthly Interest	$70,237.91
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$70,237.91
	m. Class A-3 Monthly Interest	$700,991.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	700,991.67
	q. Class A-4 Monthly Interest	$216,450.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$216,450.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$79,300.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$79,300.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$92,933.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$92,933.33
34.	Tertiary Principal Distributable Amount	$115,991.61
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$60,550.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$60,550.00

36.	Quaternary Principal Distributable Amount	$21,000,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$23,273,268.96
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,250,000.11
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,429,436.06
	b. Total Daily Deposits of Principal Collections	$28,375,389.69
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$47,649.56
	e. Total Deposits to Collection Account (sum a - d)	$33,852,475.31
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$710,194.48
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$30,813,074.59
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,329,206.24
	f. Total Withdrawals from Collection Account (sum a - e)	$33,852,475.31
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$226,619.96
	c. Class A-2b Interest Distribution	$70,237.91
	d. Class A-3 Interest Distribution	$700,991.67
	e. Class A-4 Interest Distribution	$216,450.00
	f. Class B Interest Distribution	$79,300.00
	g. Class C Interest Distribution	$92,933.33
	h. Class D Interest Distribution	$60,550.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$24,471,659.67
	k. Class A-2b Principal Distribution	$4,894,332.05
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$30,813,074.59
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$24,698,279.63
	c. Class A-2b Distribution	$4,964,569.96
	d. Class A-3 Distribution	$700,991.67
	e. Class A-4 Distribution	$216,450.00
	f. Class B Distribution	$79,300.00
	g. Class C Distribution	$92,933.33
	h. Class D Distribution	$60,550.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$30,813,074.59

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections		$2,329,206.24
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution		$2,329,206.24
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)		$3,437,500.04
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)		$3,437,500.04
51.	Investment Earnings		$6,035.07
52.	Reserve Account Draw Amount		$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)		$3,443,535.11
54.	Deposit from Available Funds (Ln 44d)		$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist		$6,035.07
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$3,437,500.04
58.	Reserve Account Deficiency (Ln50 - Ln57)		$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
60.	Amount to be paid to Servicer from the Collection Account		$710,194.48
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$30,813,074.59
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,329,206.24
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists		$6,035.07
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$24,698,279.63
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$4,964,569.96
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$700,991.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$216,450.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account		$79,300.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account		$92,933.33
72.	Amount to be paid to Class D Noteholders from the Note Payment Account		$60,550.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections		$2,329,206.24

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,408	$20,550,394.26
	b. 61 to 90 days past due	557	$8,324,068.48
	c. 91 to 120 days past due	170	$2,289,436.41
	d. 121 or more days past due	2	$21,585.64
	e. Total Past Due (sum a - d)	2,137	$31,185,484.79
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.7899%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	130	$1,751,336.92
77.	Recoveries	178	$761,010.24
78.	Net Losses (Ln 76 - Ln 77)		$990,326.68
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1162%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,386	$20,299,922.52
81.	Recoveries	1,056	$8,551,683.95
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$11,748,238.57
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.8544%
84.	Average Net Loss on Defaulted Receivables		$8,476.36

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,473,441,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer